                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY       VALUE
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS   196.3%
            PENNSYLVANIA   186.4%
$     2,000 Abington, PA Sch Dist Ser A
               (FSA Insd) .............................     5.000%     04/01/32    $  2,077,980
      3,000 Allegheny Cnty, PA Arpt Auth Rev
               Pittsburgh Intl Arpt Rfdg (FGIC
               Insd) (AMT) ............................     5.750      01/01/18       3,123,330
      2,000 Allegheny Cnty, PA Higher Ed
               Bldg Carnegie Mellon Univ ..............     5.125      03/01/32       2,066,220
      2,750 Allegheny Cnty, PA Higher Ed
               Bldg Carnegie Mellon Univ ..............     5.250      03/01/32       2,858,680
      1,360 Allegheny Cnty, PA Hosp Dev
               Auth Rev Hlth Sys Ser A (MBIA
               Insd) (Prerefunded @
               11/15/10) ..............................     6.500      11/15/30       1,496,680
      7,500 Allegheny Cnty, PA Hosp Dev
               Auth Rev Hlth Sys West Penn
               Ser A ..................................     5.375      11/15/40       7,371,525
      3,145 Allegheny Cnty, PA Hosp Dev
               Auth Rev OH Vly Gen Hosp Proj
               Ser A ..................................     5.125      04/01/35       3,112,638
      1,250 Allegheny Cnty, PA Indl Dev Auth
               Lease Rev Residential Res Inc
               Proj ...................................     5.125      09/01/31       1,254,450
      3,000 Allegheny Cnty, PA Port Auth Spl
               Rev Trans (FGIC Insd) ..................     5.000      03/01/29       3,082,650
      2,000 Allegheny Cnty, PA Port Auth Spl
               Rev Trans (MBIA Insd)
               (Prerefunded @ 3/01/09) ................     6.000      03/01/24       2,087,800
      1,300 Allegheny Cnty, PA Redev Auth
               Tax Increment Rev Robinson
               Mall Proj Ser A ........................     7.000      11/01/17       1,398,956

        410 Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family
               Ser II-1 (GNMA Collateralized)
               (AMT) ..................................     5.800      05/01/21         419,233
        615 Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family
               Ser II-2 (GNMA Collateralized)
               (AMT) ..................................     5.800      11/01/20         628,887
      3,465 Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family
               Ser KK-2 (GNMA Collateralized)
               (AMT) (a) ..............................     5.750      05/01/33       3,530,558
      1,510 Allegheny Cnty, PA Residential Fin Auth
             Mtg Rev Single Family Ser MM (GNMA
               Collateralized) (AMT) ..................     5.200      05/01/33       1,519,860
      1,000 Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family
               Ser RR (GNMA Collateralized)
               (AMT) ..................................     4.750      11/01/25         973,150
      1,775 Allegheny Cnty, PA Residential
               Fin Auth Mtg Rev Single Family
               Ser TT (GNMA Collateralized)
               (AMT) (b) ..............................     4.900      11/01/26       1,756,327
      5,000 Allegheny Cnty, PA San Auth Swr
               Rev (FGIC Insd) ........................     5.000      12/01/37       5,206,700
        460 Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) ........................     5.500      12/01/30         484,601
      1,000 Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) ........................     5.750      12/01/13       1,067,040
      2,220 Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) (Prerefunded
               @ 12/01/10) ............................     5.750      12/01/17       2,369,117
      1,830 Allegheny Cnty, PA San Auth Swr
               Rev (MBIA Insd) (Prerefunded
               @ 12/01/10) ............................     5.750      12/01/18       1,952,921
      3,725 Allegheny Cnty, PA San Auth Swr
               Rev Rfdg Ser A (MBIA Insd) .............     5.000      12/01/30       3,877,986
      1,705 Armstrong, PA Sch Dist (XLCA
               Insd) (b) ..............................     5.250      03/15/25       1,826,737


     12,500 Beaver Cnty, PA Indl Dev Auth
               Pollutn Ctl Rev Duquesne
               Conv Rfdg (AMBAC Insd) (c) .............     4.500      11/01/29      12,114,563
      1,335 Bentworth, PA Sch Dist Ser B
               (FSA Insd) .............................     5.000      03/15/28       1,392,378
      1,500 Berks Cnty, PA Indl Dev Auth
               First Mtg Rev Rfdg
               Douglassville Proj Ser A
               (AMT) ..................................     6.125      11/01/34       1,507,095
      1,695 Berks Cnty, PA Muni Auth
               Albright College Proj Ser A
                Rfdg (b) ..............................     5.500      10/01/16       1,792,954
      1,800 Berks Cnty, PA Muni Auth
               Albright College Proj (b) ..............     5.500      10/01/17       1,898,172
      6,000 Berks Cnty, PA Muni Auth Hosp
               Rev Reading Hosp & Med Ctr
               Proj (FSA Insd) (Prerefunded @
               11/01/09) ..............................     6.000      11/01/29       6,397,980
      4,460 Bethlehem, PA Auth Wtr Gtd
               (FSA Insd) .............................     5.000      11/15/19       4,687,460
      1,000 Bradford Cnty, PA Indl Dev Auth
               Solid Waste Disp Rev Intl Paper
               Rfdg Ser B (AMT) .......................     5.200      12/01/19       1,007,530
      1,000 Canon McMillan Sch Dist PA Ser
               B (FGIC Insd) ..........................     5.500      12/01/29       1,044,730
      2,270 Carbon Cnty, PA Indl Dev Auth
               Panther Creek Partn Proj Rfdg
               (AMT) (LOC: Paribas & Union
               Bk of CA Intl) .........................     6.650      05/01/10       2,359,642
      5,500 Central Dauphin, PA Sch Dist
               (FSA Insd) .............................     5.000      12/01/19       5,765,375
      1,435 Central Greene, PA Sch Dist Rfdg
               Ser B (FSA Insd) (b) ...................     5.000      02/15/24       1,505,602
      1,000 Chartiers Vly, PA Indl & Coml Dev
               Auth First Mtg Rev Asbury Hlth
               Ctr Rfdg ...............................     6.375      12/01/19       1,033,110
      1,000 Chartiers Vly, PA Indl & Coml Dev
               Auth First Mtg Rev Asbury Hlth
               Ctr Rfdg ...............................     6.375      12/01/24       1,031,060


      3,000 Cheltenham Twp, PA (AMBAC
               Insd) ..................................     5.000      01/01/28       3,120,150
      3,555 Chester Cnty, PA Indl Dev Auth
               Rev Collegium Charter Sch Proj
               Ser A (ACA Insd) .......................     5.500      04/15/31       3,707,296
      1,500 Crawford Cnty, PA Hosp Auth Sr
               Living Fac Rev Westbury Utd
               Methodist Cmnty ........................     6.250      08/15/29       1,535,355
      1,000 Cumberland Cnty, PA Muni Auth
               Dickinson College Ser A
               (AMBAC Insd) (Prerefunded @
               11/01/10) ..............................     5.500      11/01/30       1,051,610
      5,000 Dauphin Cnty, PA Genl Auth
               Hosp Rev Hapsco West PA
               Hosp Proj B Rfdg (MBIA
               Insd) (d) ..............................     6.250      07/01/16       5,501,250
        360 Delaware Cnty, PA Auth College
               Cabrini College (Radian Insd) ..........     5.750      07/01/23         369,590
      1,640 Delaware Cnty, PA Auth College
               Cabrini College (Radian Insd)
               (Prerefunded @ 7/01/09) ................     5.750      07/01/23       1,698,974
      2,295 Delaware Cnty, PA Auth College
               Neumann College Rfdg (b) ...............     5.875      10/01/21       2,385,675
      2,000 Delaware Cnty, PA Auth College
               Neumann College Rfdg ...................     6.000      10/01/31       2,078,420
      4,500 Delaware Cnty, PA Auth Rev
               Eastern Univ (Radian Insd) .............     4.550      10/01/36       4,047,525
      1,000 Delaware Cnty, PA Auth Rev
               White Horse Vlg Proj Rfdg Ser
               A (Prerefunded @ 7/01/10) ..............     7.625      07/01/30       1,108,450
      2,750 Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj
               Ser A (FGIC Insd) (AMT) ................     5.000      11/01/37       2,801,920
      9,300 Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj
               Ser B (FGIC Insd) (AMT) (c) ............     5.000      11/01/36       9,476,886

      4,000 Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac Aqua PA Inc Proj
               Ser C (FGIC Insd) (AMT) ................     5.000      02/01/35       4,072,600
      1,750 Delaware Cnty, PA Indl Dev Auth
               Rev Wtr Fac (FGIC Insd)
               (AMT) ..................................     6.000      06/01/29       1,822,222
      2,500 Delaware Cnty, PA Indl Dev Auth
               Wtr Fac PA Subn Wtr (AMBAC
               Insd) (AMT) ............................     5.350      10/01/31       2,591,350
      1,230 Delaware Cnty, PA Regl Wtr Qual
               Ctl Auth Swr Rev (MBIA Insd) ...........     5.250      05/01/19       1,310,356
      1,480 Delaware Cnty, PA Regl Wtr Qual
               Ctl Auth Swr Rev (MBIA
               Insd) (b) ..............................     5.250      05/01/21       1,574,883
      1,555 Delaware Cnty, PA Regl Wtr Qual
               Ctl Auth Swr Rev (MBIA
               Insd) (b) ..............................     5.250      05/01/22       1,654,691
      8,000 Delaware Vly, PA Regl Fin Auth ............     5.750      07/01/17       8,928,160
      2,000 Downingtown, PA Area Sch Dist
               (FSA Insd) .............................     5.250      04/01/15       2,091,860
      2,800 Erie, PA Sch Dist (AMBAC Insd)
               (Prerefunded @ 9/01/10) ................     5.800      09/01/29       2,962,064
      2,735 Exeter Twp, PA Sch Dist (FGIC
               Insd) ..................................     5.000      05/15/25       2,829,275
      6,345 Falls Twp, PA Hosp Auth Hosp
               Rev DE Vly Med Rfdg
               (FHA Gtd) ..............................     7.000      08/01/22       6,380,342
      1,000 Fayette Cnty, PA (AMBAC Insd)
               (Prerefunded @ 11/15/10) ...............     5.625      11/15/28       1,056,020
     10,000 Geisinger Auth PA Hlth Sys (c)(e) .........     5.768      05/01/37       9,900,000
      6,575 Harrisburg, PA Auth Wtr Rev
               Rfdg (FSA Insd) (b) ....................     5.000      07/15/21       6,885,274
      1,000 Harveys Lake Gen Muni Auth PA
               College Rev College
               Misericordia Proj (ACA Insd) ...........     6.000      05/01/19       1,027,790
      1,985 Jim Thorpe, PA Area Sch Dist
               (FSA Insd) (b) .........................     5.000      03/15/25       2,069,819


      5,000 Lancaster Cnty, PA Hosp Auth Rev
               Hlth Sys Lancaster Gen Rfdg
               Ser B ..................................     4.500      03/15/31       4,618,300
      5,000 Lancaster Cnty, PA Hosp Auth Rev
               Hlth Sys Lancaster Gen Rfdg
               Ser B ..................................     4.500      03/15/36       4,571,000
      3,500 Lancaster, PA Higher Ed Auth
               Rev Franklin & Marshall
               College ................................     5.000      04/15/22       3,648,995
      1,000 Lebanon Cnty, PA Hlth Fac
               Pleasant View Auth Hlth Ctr Rev
               Retirement Ser A .......................     5.125      12/15/20         996,110
      1,510 Lehigh Cnty, PA Gen Purp Auth
               Cedar Crest College Rfdg
               (Radian Insd) ..........................     5.000      04/01/26       1,522,050
      2,000 Lehigh Cnty, PA Gen Purp Auth
               Rev Good Shepherd Group Ser
               A ......................................     5.500      11/01/24       2,082,840
      1,000 Lehigh Cnty, PA Gen Purp Auth
               Rev Good Shepherd Group Ser
               A ......................................     5.625      11/01/34       1,046,810
     16,000 Lehigh Cnty, PA Gen Purp Auth
               Rev Hosp Saint Lukes
               Bethlehem (c)(e) .......................     4.611      08/15/42      15,520,000
      1,800 Lehigh Cnty, PA Gen Purp Auth
               Rev Hosp Saint Lukes
               Bethlehem (Prerefunded @
               8/15/13) ...............................     5.250      08/15/23       1,919,430
      1,750 Lehigh Cnty, PA Gen Purp Auth
               Rev Hosp Saint Lukes
               Bethlehem (Prerefunded @
               8/15/13) ...............................     5.375      08/15/33       1,877,732
      1,240 Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg Ser A
               (MBIA Insd) (AMT) (b) ..................     5.000      01/01/20       1,277,101
      1,360 Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg Ser A
               (MBIA Insd) (AMT) (b) ..................     5.000      01/01/22       1,394,666


        675 Lehigh Northampton, PA Arpt
               Lehigh Vly Arpt Sys Rfdg Ser A
               (MBIA Insd) (AMT) ......................     5.000      01/01/23         690,923
      1,500 Lehigh Northampton, PA Arpt Ser
               A (MBIA Insd) (AMT) ....................     6.000      05/15/25       1,567,230
      2,700 Lehigh Northampton, PA Arpt Ser
               A (MBIA Insd) (AMT) ....................     6.000      05/15/30       2,821,014
      8,290 Luzerne Cnty, PA Ser A (MBIA
               Insd) (Prerefunded @
               11/15/12) ..............................     5.250      11/15/25       8,850,321
      6,650 Lycoming Cnty, PA Auth College
               Rev PA College of Technology
               (AMBAC Insd) ...........................     5.350      07/01/26       6,899,375
      5,000 Lycoming Cnty, PA Auth College
               Rev PA College of Technology
               (AMBAC Insd) ...........................     5.375      07/01/30       5,193,050
      1,000 Mercer Cnty, PA (FGIC Insd) ...............     5.500      10/01/15       1,061,050
      5,000 Mercer Cnty, PA Indl Dev Auth
               Wtr Fac Sub Corp (MBIA Insd)
               (AMT) ..................................     6.000      07/01/30       5,239,550
      1,000 Mifflin Cnty, PA Hosp Auth Rev
               (Radian Insd) (Prerefunded @
               1/01/11) ...............................     6.200      07/01/25       1,083,800
      2,500 Mifflin Cnty, PA Hosp Auth Rev
               (Radian Insd) (Prerefunded @
               1/01/11) ...............................     6.200      07/01/30       2,709,500
      3,755 Mifflin Cnty, PA Ser A (FGIC
               Insd) (b) ..............................     5.000      09/01/31       3,872,006
      3,000 Monroe Cnty, PA Hosp Auth Rev
               Hosp Pocono Med Ctr ....................     5.250      01/01/43       2,997,450
      3,000 Monroe Cnty, PA Hosp Auth Rev
               Hosp Pocono Med Ctr
               (Prerefunded @ 1/01/14) ................     6.000      01/01/43       3,328,440
      6,500 Montgomery Cnty, PA Higher Ed
               & Hlth Auth Hosp Rev Abington
               Mem Hosp Ser A .........................     5.125      06/01/32       6,550,050


      5,000 Montgomery Cnty, PA Higher Ed
               & Hlth Auth Rev Arcadia Univ
               (Radian Insd) ..........................     5.000      04/01/27       5,039,900
      2,000 Montgomery Cnty, PA Higher Ed
               & Hlth Auth Rev Arcadia Univ
               (Radian Insd) ..........................     5.000      04/01/36       1,995,320
      5,000 Montgomery Cnty, PA Higher Ed
               & Hlth Auth Rev Dickinson
               College Proj Ser FF-1 (CIFG
               Insd) ..................................     5.000      05/01/28       5,199,000
     12,000 Montgomery Cnty, PA Indl Dev
               Auth Retirement Cmnty Rev Ser
               A (c) ..................................     4.500      11/15/36      10,784,520
      6,000 Montour, PA Sch Dist (FSA
               Insd) (f) ..............................     5.000      04/01/37       6,244,620
      4,000 Moon Area Sch Dist PA (FSA
               Insd) ..................................     5.000      11/15/25       4,183,320
      2,345 Moon Indl Dev Auth PA Ed Fac
               Rev Ellis Sch Proj (Prerefunded
               @ 3/01/09) .............................     5.800      03/01/25       2,416,147
      1,500 Mount Lebanon, PA Hosp Auth
               Saint Clair Mem Hosp Ser A .............     5.625      07/01/32       1,551,570
        630 New Castle, PA San Auth Swr
               Rfdg (MBIA Insd) .......................     5.000      06/01/24         644,307
      1,225 Northampton Twp, PA (FGIC
               Insd) (b) ..............................     5.375      05/15/15       1,288,259
      1,000 Northeastern York, PA Sch Dist
               Ser B (FGIC Insd) (f) ..................     5.000      04/01/30       1,046,370
      2,000 Northeastern York, PA Sch Dist
               Ser B (FGIC Insd) (f) ..................     5.000      04/01/31       2,091,140
      2,100 Owen J. Roberts Sch Dist PA
               (FSA Insd) .............................     5.000      05/15/27       2,191,665
      1,000 Pennsylvania Econ Dev Fin Auth
               Res Recovery Rev Colver Proj
               Rfdg Ser G (AMT) .......................     5.125      12/01/15         998,250
      1,000 Pennsylvania Econ Dev Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser A (AMT) ..............     5.100      10/01/27         982,010


      3,500 Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev Ser 94-A
               (AMT) ..................................     5.100      10/01/31       3,517,150
      3,200 Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev Ser 96-A (AMT)
               (c) ....................................     4.600      10/01/27       3,019,384
      4,500 Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev Ser 96-A (AMT)
               (c) ....................................     4.650      10/01/31       4,246,009
      8,300 Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev Ser 96-A (AMT)
               (c) ....................................     4.700      10/01/37       7,831,527
      4,000 Pennsylvania Hsg Fin Agy Single
               Family Mtg Rev Ser 97-A (AMT)
               (c) ....................................     4.700      10/01/37       3,774,230
        520 Pennsylvania Hsg Fin Agy Single
               Family Mtg Ser 66-A (AMT) ..............     5.650      04/01/29         526,999
        960 Pennsylvania Hsg Fin Agy Single
               Family Mtg Ser 90-A (AMT) ..............     4.700      10/01/25         932,410
      2,500 Pennsylvania St Higher Ed Fac
               Auth Rev Allegheny College .............     4.800      05/01/36       2,482,075
      1,000 Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn Inc
               Ser A (XLCA Insd) ......................     5.000      07/01/28       1,028,560
      1,500 Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn Inc
               Ser A (XLCA Insd) ......................     5.000      07/01/33       1,539,705
      1,500 Pennsylvania St Higher Ed Fac
               Auth Rev Clarion Univ Fndtn Inc
               Ser A (XLCA Insd) ......................     5.250      07/01/18       1,584,120
      3,000 Pennsylvania St Higher Ed Fac
               Auth Rev Drexel Univ (b) ...............     5.500      05/01/16       3,179,220
      4,000 Pennsylvania St Higher Ed Fac
               Auth Rev Drexel Univ (b) ...............     5.500      05/01/17       4,266,120
      1,000 Pennsylvania St Higher Ed Fac
               Auth Rev Geneva College Proj ...........     6.125      04/01/22       1,054,090
      5,500 Pennsylvania St Higher Ed Fac
               Auth Rev La Salle Univ .................     5.500      05/01/34       5,654,880
      1,300 Pennsylvania St Higher Ed Fac
               Auth Rev Lycoming College
               Assn Indpt (Radian Insd) ...............     5.250      11/01/19       1,348,815
      3,000 Pennsylvania St Higher Ed Fac
               Auth Rev Messiah College Ser
               AA-3 (Radian Insd) .....................     5.500      11/01/22       3,145,830


      1,000 Pennsylvania St Higher Ed Fac
               Auth Rev PA Univ .......................     5.000      06/01/35         982,960
      1,540 Pennsylvania St Higher Ed Fac
               Auth Rev Thomas Jefferson
               Univ ...................................     5.375      01/01/25       1,618,047
      3,230 Pennsylvania St Higher Ed Fac
               Auth Rev Thomas Jefferson
               Univ (Prerefunded @ 1/01/13) ...........     5.375      01/01/25       3,462,948
      6,000 Pennsylvania St Higher Ed Fac
               Auth Rev Univ Sciences
               Philadelphia Ser A (XLCA
               Insd) ..................................     5.000      11/01/36       6,188,100
      7,850 Pennsylvania St Higher Ed Fac
               Auth Rev UPMC Hlth Sys Ser
               A ......................................     6.000      01/15/31       8,386,234
      6,600 Pennsylvania St Higher Ed Fac
               Auth Rev UPMC Hlth Sys Ser A
               (FSA Insd) .............................     5.000      08/01/29       6,744,540
     17,340 Pennsylvania St Pub Sch Bldg Auth
               Lease Rev Sch Dist Philadelphia
                Proj Ser B (c) ........................     4.500      06/01/32      17,791,490
      3,500 Pennsylvania St Tpk Com Tpk
               Rev Ser A (AMBAC Insd) .................     5.000      12/01/26       3,661,245
      1,200 Pennsylvania St Tpk Com Tpk
               Rev Ser A (AMBAC Insd) .................     5.250      12/01/21       1,282,656
      2,000 Pennsylvania St Univ ......................     5.000      09/01/29       2,080,120
      4,000 Pennsylvania St Univ ......................     5.000      09/01/35       4,149,240
      1,550 Perkiomen Vly Sch Dist PA Ser A
               (FSA Insd) (Prerefunded @
               3/01/14) ...............................     5.250      03/01/28       1,671,815
      1,250 Philadelphia, PA Arpt Rev Ser A
               (MBIA Insd) (AMT) ......................     5.000      06/15/23       1,284,300
     11,470 Philadelphia, PA Auth for Indl Dev
               Rev Cultural & Coml Corridors
               Pgm Ser A (FGIC Insd) (c) ..............     4.450      12/01/31      11,000,074
      4,220 Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum Proj
                (c) ...................................     5.25 0      09/01/21      4,238,961
      8,460 Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum Proj
               (c) ....................................     5.250      09/01/26       8,424,331
      1,000 Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum Proj
               (c) ....................................     5.250      09/01/31       1,032,537



      6,720 Philadelphia, PA Auth for Indl Dev
               Rev Please Touch Museum Proj
               (c) ....................................     5.250      09/01/36       6,938,652
      4,005 Philadelphia, PA Auth Indl Dev
               Amern College of
               Physicians (b) .........................     5.500      06/15/27       4,116,459
      2,250 Philadelphia, PA Auth Indl Dev PA
               Arpt Sys Proj Ser A (FGIC Insd)
               (AMT) ..................................     5.125      07/01/19       2,317,320
      2,500 Philadelphia, PA Auth Indl Dev PA
               Arpt Sys Proj Ser A (FGIC Insd)
               (AMT) ..................................     5.250      07/01/28       2,569,025
      4,000 Philadelphia, PA Auth Indl Ser B
               (FSA Insd) .............................     5.125      10/01/26       4,151,200
     11,160 Philadelphia, PA Auth Indl Ser B
               (FSA Insd) .............................     5.500      10/01/17      11,891,873
      3,000 Philadelphia, PA (FSA Insd) ...............     5.000      03/15/28       3,053,580
      3,000 Philadelphia, PA (FSA Insd) ...............     5.250      09/15/25       3,106,710
      3,900 Philadelphia, PA Gas Wks Rev
               12th Ser B (MBIA Insd) (d) .............     7.000      05/15/20       4,592,328
      5,000 Philadelphia, PA Gas Wks Rev
               Ser 2 (FSA Insd) (Prerefunded
               @ 7/01/09) .............................     5.250      07/01/29       5,186,200
      1,000 Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Chestnut Hill
               College (Prerefunded @ 10/01/09) .......     6.000      10/01/29       1,059,300
     23,120 Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Childrens
               Hosp Proj (c) ..........................     4.500      07/01/37      22,404,147
      1,455 Philadelphia, PA Hosp & Higher
               Ed Fac Auth Rev Cmnty College
               Rfdg Ser B (MBIA Insd) (b) .............     6.500      05/01/09       1,519,660
      1,645 Philadelphia, PA Proj Auth Rev
               Ser A (AMBAC Insd) .....................     5.250      02/15/29       1,685,632
     12,940 Philadelphia, PA Redev Auth
               Residential Mtg Ln Rev Ser A
               (AMT) (c) ..............................     4.750      12/01/28      12,460,379
      1,905 Philadelphia, PA Redev Auth Rev
               Neighborhood Trans Ser A
               (FGIC Insd) ............................     5.500      04/15/16       2,032,826


        500 Pittsburgh & Allegheny Cnty, PA
               Pub Aud Hotel Room (AMBAC
               Insd) ..................................     5.125      02/01/35         512,060
     16,000 Pittsburgh & Allegheny Cnty, PA
               Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd) .......................     5.000      02/01/24      16,375,360
      4,990 Pittsburgh & Allegheny Cnty, PA
               Pub Aud Regl Asset Dist Sales
               Tax (AMBAC Insd) .......................     5.000      02/01/29       5,092,944
      2,215 Pittsburgh, PA Pub Pkg Auth Rev
               Rfdg Ser A (FGIC Insd) .................     5.000      12/01/25       2,312,239
      5,140 Pittsburgh, PA Ser A (AMBAC
               Insd) ..................................     5.500      09/01/17       5,443,877
      4,860 Pittsburgh, PA Ser A (AMBAC
               Insd) (Prerefunded @ 3/01/12) ..........     5.500      09/01/17       5,199,082
      2,000 Pittsburgh, PA Ser A (FGIC Insd)
               (Prerefunded @ 9/01/09) ................     5.750      09/01/21       2,076,440
      3,000 Pittsburgh, PA Ser A (FGIC Insd)
               (Prerefunded @ 9/01/09) ................     5.750      09/01/22       3,114,660
      1,000 Pittsburgh, PA Urban Redev Auth
               Cent Triangle Tax Increment
               Ser A ..................................     6.100      05/01/19       1,029,870
      1,755 Pittsburgh, PA Urban Redev Auth
               Mtg Rev Ser A (GNMA
               Collateralized) (AMT) ..................     5.000      10/01/36       1,740,240
      1,495 Pittsburgh, PA Urban Redev Auth
               Mtg Rev Ser C (GNMA
               Collateralized) (AMT) ..................     5.700      04/01/30       1,507,693
      1,345 Radnor Twp, PA Sch Dist Ser A
               (FSA Insd) .............................     5.000      02/15/32       1,394,093
      2,300 Radnor Twp, PA Sch Dist Ser A
               (FSA Insd) (b) .........................     5.000      02/15/35       2,379,488
      1,500 Radnor Twp, PA Sch Dist Ser B
               (FSA Insd) .............................     5.000      02/15/28       1,561,905
      2,000 Rostraver Twp, PA (AMBAC Insd)
               (Prerefunded @ 7/01/10) ................     5.500      07/01/24       2,096,620
      1,000 Saxonburg, PA Area Auth Swr &
               Wtr Rev (AGL Insd) .....................     5.000      03/01/30       1,038,480


      1,500 Saxonburg, PA Area Auth Swr &
               Wtr Rev (AGL Insd) .....................     5.000      03/01/35       1,552,320
      4,390 Souderton, PA Area Sch Dist
               (FGIC Insd) ............................     5.000      11/15/22       4,606,690
      1,000 Southcentral, PA Gen Auth Rev
               Hanover Hosp Inc (Radian
               Insd) ..................................     5.000      12/01/30       1,002,300
        900 Southcentral, PA Gen Auth Rev
               Wellspan (MBIA Insd) (b) ...............     5.375      05/15/28         949,500
      4,100 Southcentral, PA Gen Auth Rev
               Wellspan (MBIA Insd)
               (Prerefunded @ 5/15/11)(b) .............     5.375      05/15/28       4,355,963
      2,000 Southcentral, PA Gen Auth Rev
               York College of Penn Assoc
               (XLCA Insd) ............................     5.000      05/01/37       2,074,080
      1,000 State Pub Sch Bldg Auth PA
               Delaware Cnty College Proj
               (MBIA Insd) (Prerefunded @
               10/01/10) ..............................     5.750      10/01/16       1,057,760
        895 State Pub Sch Bldg Auth PA Sch
               Conneaut Sch Dist (FGIC
               Insd) (b) ..............................     5.250      11/01/23         946,633
      2,360 State Pub Sch Bldg Auth PA Sch
               Rev Jefferson Cnty Dubois
               Tech Sch (FGIC Insd) (b) ...............     5.375      02/01/23       2,534,074
      1,600 State Pub Sch Bldg Auth PA Sch
               Rev Lease Colonial Inter Unit 20
               (FGIC Insd) ............................     5.000      05/15/30       1,659,952
      1,270 State Pub Sch Bldg Auth PA Sch
               Tuscarora Sch Dist Proj (FSA
               Insd) (Prerefunded @
               4/01/13) (b) ...........................     5.250      04/01/21       1,359,014
      2,140 Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev Ser A
               (AMBAC Insd) (AMT) .....................     5.375      01/01/21       2,234,053
      5,205 Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev Ser A
               (AMBAC Insd) (AMT) .....................     5.375      01/01/23       5,423,610


      2,545 Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev Ser A
               (AMBAC Insd) (AMT) (b) .................     5.500      01/01/18       2,679,783
      5,500 Susquehanna Area Regl Arpt
               Auth PA Arpt Sys Rev Ser D .............     5.375      01/01/18       5,579,365
      1,950 Swarthmore Boro Auth PA
               College ................................     5.250      09/15/18       2,053,955
      2,850 Trinity Area Sch Dist PA (FGIC
               Insd) ..................................     5.250      11/01/20       3,026,501
      1,820 Twin Vly, PA Sch Dist (FSA
               Insd) (b) ..............................     5.250      04/01/26       1,941,139
      1,000 Union Cnty, PA Higher Ed Fac
               Auth Bucknell Univ Ser A ...............     5.250      04/01/19       1,057,830
      2,300 Union Cnty, PA Hosp Auth Hosp
               Rev Evangelical Cmnty Hosp
               (Radian Insd) ..........................     5.250      08/01/24       2,369,874
      1,285 Unity Twp, PA Muni Auth Swr Rev
               (FSA Insd) .............................     5.000      12/01/24       1,340,576
        825 Washington Cnty, PA Ser A (AMBAC
               Insd) (Prerefunded @ 9/01/12) ..........     5.125      09/01/27         874,096
      5,025 Washington Cnty, PA Ser A
              (AMBAC Insd) ............................     5.125      09/01/27       5,216,955
     12,420 West Chester, PA Area Sch Dist
               Rfdg Ser A (FSA Insd) (c) ..............     4.500      02/15/26      12,811,013
      6,000 West Shore, PA Area Hosp Auth
               Holy Spirit Hosp Proj ..................     6.250      01/01/32       6,319,140
      4,000 York Cnty, PA Indl Dev Auth Wtr
               Co Proj (FGIC Insd) (AMT) ..............     4.750      10/01/36       3,915,040
      1,000 York Cnty, PA (MBIA Insd) .................     5.000      06/01/26       1,043,190
      2,200 York Cnty, PA (MBIA Insd) .................     5.000      06/01/29       2,290,354
      2,200 York Cnty, PA (MBIA Insd) .................     5.000      06/01/33       2,285,690
                                                                                  -------------
                                                                                    694,768,189
                                                                                  -------------


            GUAM   0.5%
      1,585 Guam Intl Arpt Auth Gen Ser B
               (MBIA Insd) ............................     5.250      10/01/21       1,680,243
                                                                                  -------------

            PUERTO RICO 7.1%
      2,500 Childrens Tr Fd PR Tob
               Settlement Rev Asset Bkd ...............     5.500      05/15/39       2,521,200
      5,000 Childrens Tr Fd PR Tob
               Settlement Rev Asset Bkd ...............     5.625      05/15/43       5,047,500
      4,000 Puerto Rico Comwlth Hwy &
               Trans Auth Hwy Rev Rfdg Ser Y
               (FSA Insd) (f) .........................     6.250      07/01/21       4,845,560
      5,000 Puerto Rico Comwlth
               Infrastructure Fin Auth Spl Ser
               B ......................................     5.000      07/01/41       5,079,850
      2,725 Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (c) .........................     5.000      07/01/32       2,799,569
      6,155 Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (c) .........................     5.000      07/01/37       6,323,431
                                                                                  -------------
                                                                                     26,617,110
                                                                                  -------------
            U.S. VIRGIN ISLANDS   2.3%
      1,500 University VI Impt Ser
               A ......................................     5.375      06/01/34       1,542,420
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A ...........     6.375      10/01/19       1,074,870
      3,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10) ..............................     6.125      10/01/29       3,235,980
      1,500 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (Prerefunded @ 10/01/10) ...............     6.500      10/01/24       1,634,625


      1,000 Virgin Islands Wtr & Pwr Auth
               Elec Sys Rev Ser A  ....................     5.000      07/01/31       1,000,730
                                                                                  -------------

                                                                                      8,488,625
                                                                                  -------------

TOTAL INVESTMENTS  196.3%
  (Cost $715,624,920)..........................................................     731,554,167
                                                                                  -------------

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (37.1%)
  (Cost ($138,335,000))
(138,335) Notes with interest rates ranging from 3.64% to 3.71% at
            July 31, 2007 and contractual maturities of collateral ranging
            from 2021 to 2042 (g) .............................................    (138,335,000)
                                                                                  -------------

TOTAL NET INVESTMENTS  159.2%
  (Cost $577,289,920)..........................................................     593,219,167

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..................................        (165,158)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (59.1%)....................    (220,334,860)
                                                                                  -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%..................................   $ 372,719,149
                                                                                  =============


Percentages are calculated as a percentage of net assets applicable to common shares.

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.
(b) The Trust owns 100% of the outstanding bond issuance.
(c) Underlying security related to Inverse Floaters entered into by the Trust.
(d) Escrowed to Maturity
(e) Floating Rate Coupon
(f) Security purchased on a when-issued or delayed delivery basis.
(g) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2007.


ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance orp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                                   UNREALIZED
                                                                                  APPRECIATION/
                                                                CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
  Notional Value of $110,063 per contract) ................           1,216       $  (1,634,493)
                                                               ------------       -------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007